Fair Value Measurements - Schedule of Convertible Promissory Note (Details) - Convertible Promissory Note [Member] - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024
Schedule of Convertible Promissory Note [Line Items]
Fair value beginning balance	$ 1,527,001	$ 1,262,226	$ 944,118	$ 944,118
Fair value Ending balance	1,591,380	1,527,001	1,262,226	$ 1,591,380
Principal proceeds			378,185
Proceeds received through convertible promissory note	79,000	330,796
Change in fair value of convertible promissory note	$ (14,621)	$ (66,021)	$ (60,077)